Reserve for Warrants	6 Months Ended
Dec. 31, 2024
Reserve For Warrants
Reserve for Warrants

16.	Reserve for Warrants

The following summarizes the warrants activity for the six months ended December 31, 2024 and 2023:

	2024		2023
		Weighted average		Weighted average
	Number of warrants	exercise price	Number of warrants	exercise price
	#	$	#	$
Outstanding, beginning of period	1,295,000	5.13	1,525,054	4.00
Issuance of Agents’ Warrants	—	—	86,000	USD 2.67
Issuance of Performance Warrants	—	—	100,000	USD 2.00
Issuance of Performance Warrants	—	—	100,000	USD 2.50
Issuance of Performance Warrants	—	—	100,000	USD 3.00
Expired	(100,000)	USD 2.00	(32,000)	1.25
Expired	(100,000)	USD 2.50	(512,627)	1.50
Expired	(100,000)	USD 3.00	(71,427)	2.25
Outstanding, end of period	995,000	5.94	1,295,000	4.96

Warrant issuances for the six months ended December 31, 2023

As part of the Offering which closed on September 21, 2023, the Company issued 86,000 Agents’ Warrants exercisable at USD $2.67 for a period of five years. As the Agents’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

As part of the Marketing Agreement, the Company issued 300,000 Performance Warrants exercisable at USD $2.00, $2.50 and $3.00, respectively, for a period of one year. As the Performance Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

Warrant issuances for the six months ended December 31, 2024

There were no warrant issuances during the six months ended December 31, 2024.

The following table summarizes information of warrants outstanding as at December 31, 2024:

			Weighted average
	Number of warrants		remaining
Date of Expiry	outstanding	Exercise price	contractual life
	#	$	Years
February 17, 2025	75,000	USD 3.00	0.13
February 17, 2025	75,000	USD 4.00	0.13
February 17, 2025	75,000	USD 5.00	0.13
March 31, 2026	500,000	USD 2.50	1.25
November 19, 2026	184,000	USD 9.375	1.90
September 21, 2028	86,000	USD 2.67	3.73
	995,000	5.94	1.33